Income taxes	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
16.	Income taxes:

The components of loss before income taxes consist of the following:

	2015	2014

Canadian	$(11,574)	$(6,042)
Foreign	(12,899)	(12,136)

Loss before income taxes	$(24,473)	$(18,178)

The reconciliation of income tax computed at statutory tax rates to income tax expense (recovery), using a 26.0% (2014 – 26.0%) statutory tax rate, is:

	December 31,	December 31,
	2015	2014

Loss before income taxes	$(24,473)	$(18,178)
Statutory tax rate	26.0%	26.0%

Income tax expense (recovery) at Canadian statutory income tax rates	$(6,363)	$(4,726)
Change in valuation allowance	4,290	1,524
Permanent differences	447	369
Tax rate differences	291	1,445
Expiry of loss carryforwards	913	-
Effect of change in statutory tax rates	697	11
Adjustments to prior years	(504)	586
Other differences	218	840
Income tax expense (recovery)	$(11)	$49

Significant components of the Company’s deferred tax assets are shown below:

	December 31,	December 31,
	2015	2014

Deferred tax assets:
Tax loss carryforwards	$76,694	$71,914
Research and development deductions and investment tax credits	29,116	29,126
Tax values of depreciable assets in excess of accounting values	2,773	2,719
Share issue costs and other	544	406

Total deferred tax assets	109,127	104,165
Valuation allowance	(108,658)	(103,726)

Net deferred tax assets	$469	$439

At December 31, 2015, the Company has investment tax credits of $17,577 (2014 - $17,934) available to reduce deferred income taxes otherwise payable.

The Company also has total loss carryforwards of $313,062 (2014 - $301,791) available to offset future taxable income, in Canada in the amount of $173,698 (2014 - $164,917), in Switzerland in the amount of $93,205 (2014 - $91,249), in the United States in the amount of $45,289 (2014 - $44,596), and in the United Kingdom in the amount of $870 (2014 - $1,029).

The Company’s Canadian federal and provincial investment tax credits and non-capital losses for income tax purposes expire as follows:

	Investment	Non-capital
	tax credits	losses

2016	$1,064	$7,614
2017	975	3,469
2018	145	35,375
2019	501	6,306
2020	481	14,741
Thereafter until 2035	14,411	245,557

	$17,577	$313,062

The Company recognizes interest and penalties related to income taxes in interest and other income. To date, the Company has not incurred any significant interest and penalties. The Company is subject to assessments by various taxation authorities which may interpret tax legislations and tax filing positions differently from the Company. The Company provides for such differences when it is likely that a taxation authority will not sustain the Company’s filing position and the amount of the tax exposure can be reasonably estimated. As at December 31, 2015, a provision of nil (2014 - nil) has been made in the financial statements for estimated tax liabilities. Tax years ranging from 2004 to 2015 remain subject to examination in the various countries we operate in.